Segment information - Business Groups (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	€ 16,091	€ 15,739	€ 31,117	€ 30,428
Percentage Of Turnover Growth	2.20%		2.30%
Profit (loss) from operating activities			€ 5,948	5,516
Underlying Operating Profit			6,100	5,208
Beauty & Wellbeing
Disclosure of operating segments [line items]
Revenue	€ 3,343	3,143	€ 6,539	6,225
Percentage Of Turnover Growth	6.30%		5.10%
Profit (loss) from operating activities			€ 1,269	1,237
Underlying Operating Profit			1,305	1,179
Personal Care
Disclosure of operating segments [line items]
Revenue	€ 3,531	3,519	€ 6,953	6,911
Percentage Of Turnover Growth	0.30%		0.60%
Profit (loss) from operating activities			€ 1,696	1,691
Underlying Operating Profit			1,601	1,381
Home Care
Disclosure of operating segments [line items]
Revenue	€ 3,113	3,057	€ 6,328	6,205
Percentage Of Turnover Growth	1.80%		2.00%
Profit (loss) from operating activities			€ 963	731
Underlying Operating Profit			1,031	763
Nutrition
Disclosure of operating segments [line items]
Revenue	€ 3,289	3,260	€ 6,687	6,601
Percentage Of Turnover Growth	0.90%		1.30%
Profit (loss) from operating activities			€ 1,423	1,213
Underlying Operating Profit			1,491	1,214
Ice Cream
Disclosure of operating segments [line items]
Revenue	€ 2,815	€ 2,760	€ 4,610	4,486
Percentage Of Turnover Growth	2.00%		2.80%
Profit (loss) from operating activities			€ 597	644
Underlying Operating Profit			€ 672	€ 671